CONSOLIDATED SEGMENT DATA (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Selected information by segment is presented in the following tables for the six months ended June 30, 2021 and 2020

	Six Months Ended June 30, 2021 (Unaudited)	Six Months Ended June 30, 2020 (Unaudited)
Revenues (1)
TIT Segment	$88,670	$141,919
CBT Segment	5,522,135	3,595,431
BT Segment	814,772	-
	$6,425,577	$3,737,350

(1)	Revenues by operating segments exclude intercompany transactions.

	Six Months Ended June 30, 2021 (Unaudited)	Six Months Ended June 30, 2020 (Unaudited)
(Loss) income from operations
TIT Segment	$(72,677)	$(122,921)
CBT Segment	(8,792,969)	(6,780,105)
BT segment	(1,246,811)	-
Corporate and others (2)	(3,809,748)	(640,818)
(Loss) from operations	(13,922,205)	(7,543,844)
CBT’s loss from equity method investments	(578,619)	-
BT’s other income	41,345	-
Corporate other income, net	473,879	(78,945)
Corporate interest income	2,109	3,470
Corporate interest expense	(480,548)	(391,231)
(Loss) before income taxes	(14,464,039)	(8,010,550)
Income tax benefit	(871)	69,858
Net loss	(14,464,910)	(7,940,692)
Less: Loss attributable to the non-controlling interest	366,570	264,047
Net loss attributable to the Company	$(14,098,340)	$(7,676,645)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash compensation by segment for the six months ended June 30, 2021 and 2020 are as follows:

	Six Months Ended June 30, 2021 (Unaudited)	Six Months Ended June 30, 2020 (Unaudited)
Non-cash compensation:
TIT Segment	$55,840	$-
CBT Segment	335,040	-
BT segment	1,357,383	-
Corporate and others	3,344,699	92,308
	$5,092,962	$92,308

Depreciation and amortization by segment for six months ended June 30, 2021 and 2020 are as follows:

	Six Months Ended June 30, 2021 (Unaudited)	Six Months Ended June 30, 2020 (Unaudited)
Depreciation and amortization:
TIT Segment	$16,356	$8,380
CBT Segment	2,385,886	1,596,821
BT Segment	310,766	-
	$2,713,008	$1,605,201

	Six Months Ended June 30, 2021 (Unaudited)	Six Months Ended June 30, 2020 (Unaudited)
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$(61,812)	$30,909
CBT Segment	6,752,063	5,844,135
BT Segment	7,357	-
	$6,697,608	$5,875,044

	Six Months Ended June 30, 2021 (Unaudited)	Six Months Ended June 30, 2020 (Unaudited)
Inventory obsolescence provision:
TIT Segment	$-	$504
CBT Segment	48,589	(15,759)
	$48,589	$(15,255)

Total assets by segment as of June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021 (Unaudited)	December 31, 2020
Total assets
TIT Segment	$307,867	$213,329
CBT Segment *	35,011,091	30,488,753
BT Segment	8,273,018	-
Corporate and others	9,279,275	74,569
	$52,871,251	$30,776,651

*	CBT segment included equity investments of approximately $0.8 million as of June 30, 2021.